Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)				1 Months Ended	4 Months Ended
	Oct. 02, 2026	Sep. 29, 2026	Jul. 22, 2026	Jul. 31, 2026	Oct. 31, 2026	Oct. 27, 2026
Subsequent Event [Line Items]
Legal contingencies				$ 130,000
Litigation expense						$ 20,000
Purchase price against accrued and unpaid interest		$ 98,000
Net cash proceeds		$ 387,100
Principal amount	$ 3,150,000
Initial principal face amount	3,363,411
Accrued and unpaid interest amount	$ 129,325
Original issue discount percentage	2.50%
Debt original issue discount	$ 84,086
Maturity date	Jan. 01, 2027
Debt instrument interest rate terms	(a) 80% of the lowest daily VWAP of the Ordinary Shares during the five trading days immediately preceding the conversion date, and (b) a floor price equal to 20% of the NYSE Minimum Price determined as of the execution date.
Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued		1,750,000
Number of shares issued, per share		$ 0.2772
Gross proceeds		$ 485,100
Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Note purchase description					The Company subsequently entered into four amendments to the Note Purchase Agreement on July 6, July 15, July 22 and August 30, 2026, which collectively, (a) extended the Maturity Date from July 1, 2026 to July 29, 2026. The Maturity Date is subject to further automatic extension to August 15, 2026, if the Company consummates a financing resulting in gross cash proceeds in excess of $5,000,000 on or before July 29, 2026. Under the fourth amendment, effective August 30, 2026, the Maturity date was further extended to September 1, 2026 and was subsequently exchanged into senior unsecured convertible promissory notes in October 2026; (b) increased the aggregate principal amount of the Notes by $150,000, from $3,000,000 to $3,150,000, allocated pro-rata between the Purchasers; and (c) added a reverse split covenant requiring the Company to call a shareholder meeting to seek approval for a reverse stock split within 30 days following a Trigger Event, which is defined as (i) the closing price of the Company’s Common Stock being less than $0.30 per share for ten consecutive Trading Days or (ii) receipt of a formal non-compliance or early-warning notice from NYSE American regarding its share price, and to continue seeking such approval at least every 60 days until obtained. Except as expressly amended, the Note Purchase Agreement and the Notes remain in full force and effect through October 2, 2026.
Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Legal and structuring fee			$ 25,000
Aggregate market value			$ 500,000